Convertible Notes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Summary of Convertible Notes and Debt Discounts
The convertible notes and debt discounts consisted of the following on December 31, 2021:

($ in thousands)	December 31, 2021
Dow Notes	$1,620
Union Carbide Notes	1,080
IBT & David Humes Notes	114
Investor Notes	104
Unamortized debt discount	(359)

2,559
Less current portion	(2,378)

$181

The following notes were converted:

($ in thousands)
Dow Notes	$2,340
Union Carbide Notes	1,560
IBT & David Humes Notes	210
Investor Notes	526

$4,636

Convertible Notes [Member]
Debt Instrument [Line Items]
Future Maturities of Principal Repayment of First Convertible Notes	Future maturities of principal repayment of the First Convertible Note as of March 31, 2023 are as follows:

($ in thousands)
Years ended December 31:
2023 (remaining)	$1,947
2024	1,304

$3,251

Dow Notes [Member]
Debt Instrument [Line Items]
Summary of Issued Convertible Note Agreements
The Company had issued convertible note agreements to the Dow Employee’s Pension Plan Trust (Dow Notes) in the following amounts (in thousands):

Issue Date	Amount	Maturity Date
June 2021	$300	December 2022
September 2021	840	December 2024
October 2021	240	December 2024
November 2021	240	December 2024
March 2022	120	March 2024
April 2022	480	April 2025
April 2022	120	April 2025

	$2,340

Union Carbide Notes [Member]
Debt Instrument [Line Items]
Summary of Issued Convertible Note Agreements
The Company had issued convertible note agreements to the Union Carbide Employee Pension Plan Trust (Union Carbide Notes) in the following amounts (in thousands):

Issue Date	Amount	Maturity Date
June 2021	$200	December 2022
September 2021	560	December 2024
October 2021	160	December 2024
November 2021	160	December 2024
March 2022	80	March 2024
April 2022	320	April 2025
April 2022	80	April 2025

	$1,560